Expense Example (USD $)	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,009
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	981
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	1,540
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,837
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	450
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	461
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	450
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	632
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,040
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,009
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	225
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	237
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	225
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	633
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	657
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	668
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	880
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	657
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	646
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	651
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	841
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 852